Note 5 - Advances for Vessels Under Construction and Acquisitions (Details Textual)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Advances for Vessels Under Construction and Acquisitions	$ 55,785,801	$ 44,031,882	$ 88,965,085
LPG Carriers Contracted in 2014 from Ship-builders [Member]
Number of Vessels Under Construction	4	6